Financial instruments (Details 24) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial instruments [Abstract]
Accounts payable	$ 203,346	$ 205,414
Other accounts payable	587	376
Prepayments from customers	0	0
Total	203,933	205,790
Accounts payable	0	0
Other accounts payable	0	0
Prepayments from customers	4,027	0
Total	4,027	0
Accounts payable	203,346	205,414
Other accounts payable	587	376
Prepayments from customers	4,027	0
Total	$ 207,960	$ 205,790